FINANCING AND LOANS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FINANCING AND LOANS
(1) PCLD	R$ (632,643)	R$ (307,655)
Net receivables	14,276,816	13,874,941
Current	3,473,393	3,903,084
Charges	215,929	209,715
Capital	3,257,464	3,693,369
Non-current	10,803,423	9,971,857
Total	14,276,816	13,874,941
Charges receivable	R$ 215,929	R$ 209,715
Percentage of financing and loans granted indexed to domestic prices in Brazil	59.00%
Eletrobras
FINANCING AND LOANS
Loans payable period	10 years
Average interest rate	6.75%
Percent of total portfolio granted by company		30.00%
Percentage of financing and loans granted indexed to domestic prices in Brazil		70.00%
ITAIPU
FINANCING AND LOANS
Average rate	7.04%	7.08%
Gross receivables	R$ 5,843,724	R$ 7,989,716
CEAL
FINANCING AND LOANS
Average rate	7.28%
Gross receivables	R$ 1,564,724
ELETROPAULO
FINANCING AND LOANS
Average rate	6.96%	10.00%
Gross receivables	R$ 1,314,107	R$ 1,491,811
AMAZONAS D
FINANCING AND LOANS
Average rate	7.38%
Gross receivables	R$ 3,949,748
Grace amortization period	3 years
Period for presentation of real guarantees	18 months
CEPISA
FINANCING AND LOANS
Average rate	5.42%	6.60%
Gross receivables	R$ 746,427	R$ 1,803,454
CERON
FINANCING AND LOANS
Average rate		7.21%
Gross receivables		R$ 312,993
ELETROACRE
FINANCING AND LOANS
Average rate		7.43%
Gross receivables		R$ 372,040
BOA VISTA
FINANCING AND LOANS
Average rate	5.49%	6.72%
Gross receivables	R$ 160,309	R$ 171,542
CELPA
FINANCING AND LOANS
Average rate	5.96%	5.95%
Gross receivables	R$ 6,236	R$ 11,998
Equatorial Maranho D
FINANCING AND LOANS
Average rate	0.25%	0.34%
Gross receivables	R$ 92,986	R$ 107,988
REPASSE RGR
FINANCING AND LOANS
Average rate	5.00%	5.00%
Gross receivables	R$ 1,101,161	R$ 1,858,070
Other
FINANCING AND LOANS
Gross receivables	R$ 130,037	R$ 62,984